Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com Mark A. Quade Associate +1 312 609 7515 mquade@vedderprice.com

June 27, 2019

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	William Blair Funds (the “Trust”)
Post-Effective Amendment No. 130 under the Securities Act of 1933 and Amendment No. 131 under the Investment Company Act of 1940
Files Nos. 33-17463 and 811-05344

To the Commission:

The Trust is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Post-Effective Amendment No. 130 to its Registration Statement on Form N-1A (Amendment No. 131 under the 1940 Act), including exhibits (the “Amendment”), for the purpose of registering an unlimited number of shares of beneficial interest, no par value, of the William Blair Small-Mid Cap Core Fund, a newly established series of the Trust that will offer Class I and Class R6 shares.

Please contact the undersigned at (312) 609-7515 or Maureen A. Miller at (312) 609-7699 if you have any questions.

Very truly yours,

/s/ Mark A. Quade

Mark A. Quade

Attachment

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